Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Global Low Volatility Equity Fund

Supplement dated August 2, 2021 to the Prospectus, Summary Prospectus, and Statement of Additional Information, each dated December 29, 2020, as supplemented

The BMO Global Low Volatility Equity Fund (the “Fund”), a series of BMO Funds, Inc. (the “BMO Funds”), has been liquidated effective July 30, 2021. Accordingly, all references to the Fund in the BMO Funds’ Prospectus and Statement of Additional Information are hereby removed.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at

1-800-236-FUND for additional information.

Please retain this Prospectus Supplement with your Prospectus and Statement of Additional

Information for future reference.